ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended				1 Months Ended				0 Months Ended		1 Months Ended	0 Months Ended					12 Months Ended		0 Months Ended
	Oct. 03, 2012	Jun. 30, 2013	Dec. 31, 2013 segment	Dec. 31, 2012	Dec. 31, 2011	Oct. 03, 2012 Predecessor	Oct. 03, 2012 Holdings	Oct. 03, 2012 DFW Midstream	Oct. 03, 2012 Grand River Gathering, LLC	Mar. 31, 2013 Summit Midstream Partners Holdings, LLC	Dec. 31, 2013 SMP Holdings	Dec. 31, 2013 Common units SMP Holdings	Dec. 31, 2013 Subordinated units SMP Holdings	Jun. 04, 2013 General partner	Oct. 03, 2012 General partner	Mar. 31, 2013 General partner	Oct. 03, 2012 Limited Partner Common units	Oct. 03, 2012 Limited Partner Common units Predecessor	Oct. 03, 2012 Limited Partner Subordinated units Predecessor	Oct. 03, 2012 Director Predecessor	Oct. 03, 2012 Director Common units	Dec. 31, 2013 Phantom Units	Dec. 31, 2012 Phantom Units	Oct. 03, 2012 Phantom Units Employees Predecessor	Oct. 03, 2012 Revolving credit facility Predecessor
ORGANIZATION AND BUSINESS OPERATIONS
Cumulative percentage ownership after all transactions							100.00%	100.00%	100.00%
General partner interest (as a percent)														2.00%	2.00%	2.00%
Limited partner interest (as a percent)										100.00%								20.10%	49.00%
Common limited partner capital, units outstanding			29,079,866	24,412,427								14,691,397	24,409,850
General partner interests, units outstanding			1,091,453	996,320							1,091,453
General partner units															996,320			10,029,850	24,409,850
Units sold to public for cash in connection with the exercise of the underwriters' option to purchase additional common units																	1,875,000
Distributions made to reimburse for certain capital expenditures						$ 88,000,000
Units granted in connection with IPO pursuant to LTIP																					5,000	155,330	125,000	125,000
Number of related persons to whom common units were granted																				2
Common units sold in public offering				14,380,000													14,375,000
Limited partner interest sold in public offering (as a percent)																	28.90%
Net proceeds from the IPO	269,400,000		0	263,125,000	0
Repayment of indebtedness		294,200,000	294,180,000	160,770,000	0																				140,000,000
Distributions made in connection with underwriters exercising option to purchase additional units						35,100,000
Estimated IPO expenses	$ 6,300,000
Number of operating segments			4
Number of reportable segments			1